UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-22583

                                 Lincoln Advisors Trust

(Exact name of registrant as specified in charter)

1300 South Clinton Street

                                        Fort Wayne, IN 46802

(Address of principal executive offices) (Zip code)

Jill R. Whitelaw, Esq.

Lincoln Financial Group

150 North Radnor Chester Road

                                                 Radnor, Pennsylvania 19087

(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

2010 Main Street

Suite 500

Irvine, CA 92614

Registrant’s telephone number, including area code:   (260) 455-3404

Date of fiscal year end:   September 30

Date of reporting period:   March 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Presidential® Managed Risk Funds

Presidential® Managed Risk 2010 Fund

Presidential® Managed Risk 2020 Fund

Presidential® Managed Risk 2030 Fund

Presidential® Managed Risk 2040 Fund

Presidential® Managed Risk 2050 Fund

Presidential® Managed Risk Moderate Fund

each a series of Lincoln Advisors Trust

Semiannual Report

March 31, 2015

Presidential® Managed Risk Funds

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Funds’ proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

Presidential® Managed Risk Funds

Disclosure

OF FUND EXPENSES (unaudited)

For the Period October 1, 2014 to March 31, 2015

As a Fund shareholder, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2014 to March 31, 2015.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge certain transaction fees, redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

Presidential® Managed Risk 2010 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 10/1/14	Ending Account Value 3/31/15	Annualized Expense Ratio	Expenses Paid During Period 10/1/14 to 3/31/15*
Actual
Class A	$1,000.00	$1,023.60	0.90%	$4.54
Class C	1,000.00	1,022.10	1.15%	5.80
Class I	1,000.00	1,024.40	0.65%	3.28
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.44	0.90%	$4.53
Class C	1,000.00	1,019.20	1.15%	5.79
Class I	1,000.00	1,021.69	0.65%	3.28

Presidential® Managed Risk 2020 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 10/1/14	Ending Account Value 3/31/15	Annualized Expense Ratio	Expenses Paid During Period 10/1/14 to 3/31/15*
Actual
Class A	$1,000.00	$1,027.10	0.90%	$4.55
Class C	1,000.00	1,026.40	1.15%	5.81
Class I	1,000.00	1,028.80	0.65%	3.29
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.44	0.90%	$4.53
Class C	1,000.00	1,019.20	1.15%	5.79
Class I	1,000.00	1,021.69	0.65%	3.28

Presidential® Managed Risk 2030 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 10/1/14	Ending Account Value 3/31/15	Annualized Expense Ratio	Expenses Paid During Period 10/1/14 to 3/31/15*
Actual
Class A	$1,000.00	$1,022.20	0.90%	$4.54
Class C	1,000.00	1,021.50	1.15%	5.80
Class I	1,000.00	1,024.00	0.65%	3.28
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.44	0.90%	$4.53
Class C	1,000.00	1,019.20	1.15%	5.79
Class I	1,000.00	1,021.69	0.65%	3.28

Presidential® Managed Risk Funds–1

Presidential® Managed Risk Funds

Disclosure

OF FUND EXPENSES (continued)

Presidential® Managed Risk 2040 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 10/1/14	Ending Account Value 3/31/15	Annualized Expense Ratio	Expenses Paid During Period 10/1/14 to 3/31/15*
Actual
Class A	$1,000.00	$1,022.60	0.90%	$4.54
Class C	1,000.00	1,021.70	1.15%	5.80
Class I	1,000.00	1,024.20	0.65%	3.28
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.44	0.90%	$4.53
Class C	1,000.00	1,019.20	1.15%	5.79
Class I	1,000.00	1,021.69	0.65%	3.28

Presidential® Managed Risk 2050 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 10/1/14	Ending Account Value 3/31/15	Annualized Expense Ratio	Expenses Paid During Period 10/1/14 to 3/31/15*
Actual
Class A	$1,000.00	$1,023.70	0.90%	$4.54
Class C	1,000.00	1,022.80	1.15%	5.80
Class I	1,000.00	1,025.40	0.65%	3.28
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.44	0.90%	$4.53
Class C	1,000.00	1,019.20	1.15%	5.79
Class I	1,000.00	1,021.69	0.65%	3.28

Presidential® Managed Risk Moderate Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 10/1/14	Ending Account Value 3/31/15	Annualized Expense Ratio	Expenses Paid During Period 10/1/14 to 3/31/15*
Actual
Class A	$1,000.00	$1,012.90	0.90%	$4.52
Class C	1,000.00	1,011.50	1.15%	5.77
Class I	1,000.00	1,013.50	0.65%	3.26
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.44	0.90%	$4.53
Class C	1,000.00	1,019.20	1.15%	5.79
Class I	1,000.00	1,021.69	0.65%	3.28
*	“Expenses Paid During Period” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests a significant portion of its assets in other investment companies (Underlying Funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

Presidential® Managed Risk Funds–2

Presidential® Managed Risk Funds

Security Type/Sector Allocations (unaudited)

As of March 31, 2015

Presidential® Managed Risk 2010 Fund

Security Type/Sector	Percentage of Net Assets
Investment Companies	99.10%
Equity Funds	29.04%
Fixed Income Funds	45.25%
International Equity Funds	17.46%
International Fixed Income Fund	5.87%
Money Market Fund	1.48%
Total Value of Securities	99.10%
Receivables and Other Assets Net of Liabilities	0.90%
Total Net Assets	100.00%

Presidential® Managed Risk 2020 Fund

Security Type/Sector	Percentage of Net Assets
Investment Companies	100.45%
Equity Funds	36.59%
Fixed Income Funds	33.28%
International Equity Funds	22.18%
International Fixed Income Fund	4.86%
Money Market Fund	3.54%
Total Value of Securities	100.45%
Liabilities Net of Receivables and Other Assets	(0.45%	)
Total Net Assets	100.00%

Presidential® Managed Risk 2030 Fund

Security Type/Sector	Percentage of Net Assets
Investment Companies	98.97%
Commodity Fund	0.90%
Equity Funds	36.84%
Fixed Income Funds	26.01%
International Equity Funds	26.54%
International Fixed Income Fund	4.79%
Money Market Fund	3.89%
Total Value of Securities	98.97%
Receivables and Other Assets Net of Liabilities	1.03%
Total Net Assets	100.00%

Presidential® Managed Risk 2040 Fund

Security Type/Sector	Percentage of Net Assets
Investment Companies	98.63%
Commodity Fund	0.90%
Equity Funds	42.14%
Fixed Income Funds	17.12%
International Equity Funds	30.98%
International Fixed Income Fund	2.84%
Money Market Fund	4.65%
Total Value of Securities	98.63%
Receivables and Other Assets Net of Liabilities	1.37%
Total Net Assets	100.00%

Presidential® Managed Risk 2050 Fund

Security Type/Sector	Percentage of Net Assets
Investment Companies	98.48%
Commodity Fund	0.87%
Equity Funds	43.99%
Fixed Income Funds	6.49%
International Equity Funds	39.53%
International Fixed Income Fund	0.93%
Money Market Fund	6.67%
Total Value of Securities	98.48%
Receivables and Other Assets Net of Liabilities	1.52%
Total Net Assets	100.00%

Presidential® Managed Risk Moderate Fund

Security Type/Sector	Percentage of Net Assets
Investment Companies	100.11%
Commodity Fund	0.91%
Equity Funds	33.58%
Fixed Income Funds	37.10%
International Equity Funds	21.14%
International Fixed Income Fund	3.87%
Money Market Fund	3.51%
Total Value of Securities	100.11%
Liabilities Net of Receivables and Other Assets	(0.11%	)
Total Net Assets	100.00%

Presidential® Managed Risk Funds–3

Presidential® Managed Risk 2010 Fund

Statement of Net Assets (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.10%
Equity Funds–29.04%
iShares Core S&P Mid-Cap ETF	4,581	$696,220
iShares Russell 2000 Fund	5,611	697,728
SPDR® S&P 500 ETF	17,988	3,713,263

		5,107,211

Fixed Income Funds–45.25%
iShares Barclays 0-5 Year TIPS Bond ETF	6,927	688,336
iShares Barclays TIPS Bond Fund	10,636	1,208,143
iShares Floating Rate Bond ETF	10,187	515,870
SPDR® Barclays High Yield Bond ETF	13,095	513,586
Vanguard Mortgage-Backed Securities ETF	16,176	864,445
Vanguard Short-Term Bond ETF	8,599	692,392
Vanguard Total Bond Market ETF	41,689	3,475,612

		7,958,384

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–17.46%
iShares Core MSCI Emerging Markets ETF	10,759	$519,982
iShares International Developed Real Estate ETF	16,386	508,785
Vanguard FTSE Developed Markets ETF	51,266	2,041,925

		3,070,692

International Fixed Income Fund–5.87%
SPDR® Barclays International Treasury Bond ETF	19,435	1,032,387

		1,032,387

Money Market Fund–1.48%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	260,326	260,326

		260,326

Total Investment Companies (Cost $15,576,976)		17,429,000

TOTAL VALUE OF SECURITIES–99.10% (Cost $15,576,976)	17,429,000
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.90%	159,090

NET ASSETS APPLICABLE TO 1,524,721 SHARES OUTSTANDING–100.00%	$17,588,090

NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK 2010 FUND CLASS A ($17,509,362 / 1,517,898 Shares)	$11.54
NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK 2010 FUND CLASS C ($12,095 / 1,050 Shares)	$11.52
NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK 2010 FUND CLASS I ($66,633 / 5,773 Shares)	$11.54

COMPONENTS OF NET ASSETS AT MARCH 31, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$16,126,095
Undistributed net investment income	4,199
Accumulated net realized loss on investments	(375,571)
Net unrealized appreciation of investments and derivatives	1,833,367

Total net assets	$17,588,090

«	Includes $114,420 cash and $2,819 foreign currencies due to broker for futures contracts, $15,443 payable for Fund shares redeemed, and $632 payable for securities purchased as of March 31, 2015.

Net Asset Value and Offering Price Per Share–Presidential® Managed Risk 2010 Fund
Net asset value Class A (amount which would be paid upon redemption or repurchase of shares)	$11.54
Sales charge (5.75% of offering price) (see current prospectus for purchases of $50,000 or more)	0.70

Offering price	$12.24

Presidential® Managed Risk Funds–4

Presidential® Managed Risk 2010 Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at March 31, 2015:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(7) E-mini S&P 500 Index	$(711,142)	$(721,280)	6/22/15	$(10,138)
(3) Euro Currency	(395,473)	(403,275)	6/18/15	(7,802)
(11) Euro STOXX 50 Index	(428,828)	(429,545)	6/22/15	(717)

	$(1,535,443)			$(18,657)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]See	Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR®–Standard & Poor’s Depositary Receipts

TIPS–Treasury Inflation–Protected Securities

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–5

Presidential® Managed Risk 2020 Fund

Statement of Net Assets (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–100.45%
Equity Funds–36.59%
iShares Core S&P Mid-Cap ETF	7,054	$1,072,067
iShares Russell 2000 Fund	8,647	1,075,255
SPDR® S&P 500 ETF	28,230	5,827,519

		7,974,841

Fixed Income Funds–33.28%
iShares Barclays 0-5 Year TIPS Bond ETF	4,268	424,111
iShares Barclays TIPS Bond Fund	5,604	636,558
iShares Floating Rate Bond ETF	8,375	424,110
SPDR® Barclays High Yield Bond ETF	16,150	633,403
Vanguard Mortgage-Backed Securities ETF	11,962	639,249
Vanguard Short-Term Bond ETF	10,596	853,190
Vanguard Total Bond Market ETF	43,693	3,642,685

		7,253,306

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–22.18%
iShares Core MSCI Emerging Markets ETF	13,223	$639,068
iShares International Developed Real Estate ETF	20,186	626,775
Vanguard FTSE Developed Markets ETF	89,561	3,567,215

		4,833,058

International Fixed Income Fund–4.86%
SPDR® Barclays International Treasury Bond ETF	19,953	1,059,903

		1,059,903

Money Market Fund–3.54%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	771,774	771,774

		771,774

Total Investment Companies (Cost $19,218,059)		21,892,882

TOTAL VALUE OF SECURITIES–100.45% (Cost $19,218,059)	21,892,882
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.45%)	(97,730)

NET ASSETS APPLICABLE TO 1,821,649 SHARES OUTSTANDING–100.00%	$21,795,152

NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK 2020 FUND CLASS A ($21,153,572 / 1,768,062 Shares)	$11.96
NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK 2020 FUND CLASS C ($12,432 / 1,040 Shares)	$11.95
NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK 2020 FUND CLASS I ($629,148 / 52,547 Shares)	$11.97

COMPONENTS OF NET ASSETS AT MARCH 31, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$19,599,545
Undistributed net investment income	13,255
Accumulated net realized loss on investments	(460,732)
Net unrealized appreciation of investments and derivatives	2,643,084

Total net assets	$21,795,152

«	Includes $189,271 cash and $2,175 foreign currencies due to broker for futures contracts, $238,605 payable for securities purchased and $66,196 payable for Fund shares redeemed as of March 31, 2015.

Net Asset Value and Offering Price Per Share–Presidential® Managed Risk 2020 Fund
Net asset value Class A (amount which would be paid upon redemption or repurchase of shares)	$11.96
Sales charge (5.75% of offering price) (see current prospectus for purchases of $50,000 or more)	0.73

Offering price	$12.69

Presidential® Managed Risk Funds–6

Presidential® Managed Risk 2020 Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at March 31, 2015:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(12) E-mini S&P 500 Index	$(1,219,101)	$(1,236,480)	6/22/15	$(17,379)
(5) Euro Currency	(659,121)	(672,125)	6/18/15	(13,004)
(18) Euro STOXX 50 Index	(701,537)	(702,893)	6/22/15	(1,356)

	$(2,579,759)			$(31,739)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]See	Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR®–Standard & Poor’s Depositary Receipts

TIPS–Treasury Inflation–Protected Securities

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–7

Presidential® Managed Risk 2030 Fund

Statement of Net Assets (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–98.97%
Commodity Fund–0.90%
†iShares S&P GSCI Commodity-Indexed Trust	4,833	$94,244

		94,244

Equity Funds–36.84%
iShares Core S&P Mid-Cap ETF	3,319	504,422
iShares Russell 2000 Fund	3,258	405,132
SPDR® S&P 500 ETF	14,230	2,937,499

		3,847,053

Fixed Income Funds–26.01%
iShares Barclays 0-5 Year TIPS Bond ETF	2,010	199,734
iShares Barclays TIPS Bond Fund	1,764	200,373
iShares Floating Rate Bond ETF	3,946	199,825
SPDR® Barclays High Yield Bond ETF	5,069	198,806
Vanguard Mortgage-Backed Securities ETF	3,762	201,041
Vanguard Short-Term Bond ETF	2,496	200,978
Vanguard Total Bond Market ETF	18,171	1,514,916

		2,715,673

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–26.54%
iShares Core MSCI Emerging Markets ETF	10,400	$502,632
iShares International Developed Real Estate ETF	9,504	295,099
Vanguard FTSE Developed Markets ETF	44,602	1,776,498
Vanguard Total World Stock ETF	3,200	197,088

		2,771,317

International Fixed Income Fund–4.79%
SPDR® Barclays International Treasury Bond ETF	9,416	500,178

		500,178

Money Market Fund–3.89%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	406,583	406,583

		406,583

Total Investment Companies (Cost $8,759,364)		10,335,048

TOTAL VALUE OF SECURITIES–98.97% (Cost $8,759,364)	10,335,048
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.03%	107,736

NET ASSETS APPLICABLE TO 890,774 SHARES OUTSTANDING–100.00%	$10,442,784

NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK 2030 FUND CLASS A ($10,093,435 / 860,996 Shares)	$11.72
NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK 2030 FUND CLASS C ($12,423 / 1,061 Shares)	$11.71
NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK 2030 FUND CLASS I ($336,926 / 28,717 Shares)	$11.73

COMPONENTS OF NET ASSETS AT MARCH 31, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$9,149,465
Undistributed net investment income	2,980
Accumulated net realized loss on investments	(272,553)
Net unrealized appreciation of investments and derivatives	1,562,892

Total net assets	$10,442,784

†	Non-income producing for the period.

«	Includes $78,708 cash and $426 foreign currencies pledged as collateral for futures contracts, $43,328 payable for securities purchased and $109 payable for Fund shares redeemed as of March 31, 2015.

Net Asset Value and Offering Price Per Share–Presidential® Managed Risk 2030 Fund
Net asset value Class A (amount which would be paid upon redemption or repurchase of shares)	$11.72
Sales charge (5.75% of offering price) (see current prospectus for purchases of $50,000 or more)	0.72

Offering price	$12.44

Presidential® Managed Risk Funds–8

Presidential® Managed Risk 2030 Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at March 31, 2015:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(5) E-mini S&P 500 Index	$(507,959)	$(515,200)	6/22/15	$(7,241)
(2) Euro Currency	(263,648)	(268,850)	6/18/15	(5,202)
(8) Euro STOXX 50 Index	(312,048)	(312,397)	6/22/15	(349)

	$(1,083,655)			$(12,792)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]See	Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR®–Standard & Poor’s Depositary Receipts

TIPS–Treasury Inflation–Protected Securities

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–9

Presidential® Managed Risk 2040 Fund

Statement of Net Assets (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–98.63%
Commodity Fund–0.90%
†iShares S&P GSCI Commodity-Indexed Trust	4,297	$83,792

		83,792

Equity Funds–42.14%
iShares Core S&P Mid-Cap ETF	2,946	447,733
iShares Russell 2000 Fund	4,336	539,182
SPDR® S&P 500 ETF	14,332	2,958,555

		3,945,470

Fixed Income Funds–17.12%
iShares Barclays 0-5 Year TIPS Bond ETF	1,782	177,077
iShares Floating Rate Bond ETF	1,746	88,417
SPDR® Barclays High Yield Bond ETF	4,499	176,451
Vanguard Mortgage-Backed Securities ETF	3,331	178,009
Vanguard Short-Term Bond ETF	2,212	178,110
Vanguard Total Bond Market ETF	9,660	805,354

		1,603,418

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–30.98%
iShares Core MSCI Emerging Markets ETF	9,231	$446,134
iShares International Developed Real Estate ETF	8,445	262,217
Vanguard FTSE Developed Markets ETF	46,241	1,841,779
Vanguard Total World Stock ETF	5,699	351,001

		2,901,131

International Fixed Income Fund–2.84%
SPDR® Barclays International Treasury Bond ETF	5,007	265,972

		265,972

Money Market Fund–4.65%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	435,250	435,250

		435,250

Total Investment Companies (Cost $7,761,615)		9,235,033

TOTAL VALUE OF SECURITIES–98.63% (Cost $7,761,615)	9,235,033
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.37%	128,502

NET ASSETS APPLICABLE TO 759,180 SHARES OUTSTANDING–100.00%	$9,363,535

NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK 2040 FUND CLASS A ($6,304,645 / 511,289 Shares)	$ 12.33
NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK 2040 FUND CLASS C ($12,792 / 1,038 Shares)	$ 12.32
NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK 2040 FUND CLASS I ($3,046,098 / 246,853 Shares)	$ 12.34

COMPONENTS OF NET ASSETS AT MARCH 31, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$8,217,201
Undistributed net investment income	10,705
Accumulated net realized loss on investments	(326,413)
Net unrealized appreciation of investments and derivatives.	1,462,042

Total net assets	$9,363,535

†	Non-income producing for the period.

«	Includes $62,543 cash and $5,860 foreign currencies pledged as collateral for futures contracts and $4,925 payable for securities purchased as of March 31, 2015.

Net Asset Value and Offering Price Per Share–Presidential® Managed Risk 2040 Fund
Net asset value Class A (amount which would be paid upon redemption or repurchase of shares)	$12.33
Sales charge (5.75% of offering price) (see current prospectus for purchases of $50,000 or more)	0.75

Offering price	$13.08

Presidential® Managed Risk Funds–10

Presidential® Managed Risk 2040 Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at March 31, 2015:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(4) E-mini S&P 500 Index	$(406,367)	$(412,160)	6/22/15	$(5,793)
(2) Euro Currency	(263,648)	(268,850)	6/18/15	(5,202)
(7) Euro STOXX 50 Index	(272,966)	(273,347)	6/22/15	(381)

	$(942,981)			$(11,376)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR®–Standard & Poor’s Depositary Receipts

TIPS–Treasury Inflation–Protected Securities

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–11

Presidential® Managed Risk 2050 Fund

Statement of Net Assets (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–98.48%
Commodity Fund–0.87%
†iShares S&P GSCI Commodity-Indexed Trust	2,406	$46,917

		46,917

Equity Funds–43.99%
iShares Core S&P Mid-Cap ETF	1,656	251,679
iShares Russell 2000 Fund	2,428	301,922
SPDR® S&P 500 ETF	8,749	1,806,056

		2,359,657

Fixed Income Funds–6.49%
iShares Barclays 0-5 Year TIPS Bond ETF	997	99,072
SPDR® Barclays High Yield Bond ETF	2,516	98,678
Vanguard Short-Term Bond ETF	620	49,922
Vanguard Total Bond Market ETF	1,205	100,461

		348,133

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–39.53%
iShares Core MSCI Emerging Markets ETF	6,207	$299,984
iShares International Developed Real Estate ETF	6,316	196,112
Vanguard FTSE Developed Markets ETF	35,839	1,427,467
Vanguard Total World Stock ETF	3,195	196,780

		2,120,343

International Fixed Income Fund–0.93%
SPDR® Barclays International Treasury Bond ETF	934	49,614

		49,614

Money Market Fund–6.67%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	357,502	357,502

		357,502

Total Investment Companies (Cost $4,224,520)		5,282,166

TOTAL VALUE OF SECURITIES–98.48% (Cost $4,224,520)	5,282,166
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.52%	81,316

NET ASSETS APPLICABLE TO 431,246 SHARES OUTSTANDING–100.00%	$5,363,482

NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK 2050 FUND CLASS A ($2,370,238 / 190,640 Shares)	$12.43
NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK 2050 FUND CLASS C ($12,959 / 1,043 Shares)	$12.42
NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK 2050 FUND CLASS I ($2,980,285 / 239,563 Shares)	$12.44

COMPONENTS OF NET ASSETS AT MARCH 31, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$4,545,500
Undistributed net investment income	7,581
Accumulated net realized loss on investments	(237,567)
Net unrealized appreciation of investments and derivatives	1,047,968

Total net assets	$5,363,482

†	Non-income producing for the period.

«	Includes $35,026 cash and $14,474 foreign currencies pledged as collateral for futures contracts and $10,678 payable for securities purchased as of March 31, 2015.

Net Asset Value and Offering Price Per Share–Presidential® Managed Risk 2050 Fund
Net asset value Class A (amount which would be paid upon redemption or repurchase of shares)	$12.43
Sales charge (5.75% of offering price) (see current prospectus for purchases of $50,000 or more)	0.76

Offering price	$13.19

Presidential® Managed Risk Funds–12

Presidential® Managed Risk 2050 Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at March 31, 2015:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(3) E-mini S&P 500 Index	$(304,775)	$(309,120)	6/22/15	$(4,345)
(2) Euro Currency	(263,648)	(268,850)	6/18/15	(5,202)
(4) Euro STOXX 50 Index	(156,067)	(156,198)	6/22/15	(131)

	$(724,490)			$(9,678)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]See	Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR®–Standard & Poor’s Depositary Receipts

TIPS–Treasury Inflation–Protected Securities

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–13

Presidential® Managed Risk Moderate Fund

Statement of Net Assets (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–100.11%
Commodity Fund–0.91%
†iShares S&P GSCI Commodity-Indexed Trust	1,179	$22,992

		22,992

Equity Funds–33.58%
iShares Core S&P Mid-Cap ETF	973	147,877
iShares Russell 2000 Fund	795	98,858
SPDR® S&P 500 ETF	2,895	597,615

		844,350

Fixed Income Funds–37.10%
iShares Barclays TIPS Bond ETF	431	48,957
iShares Floating Rate Bond ETF	482	24,408
SPDR® Barclays High Yield Bond ETF	1,855	72,753
Vanguard Mortgage-Backed Securities ETF	459	24,529
Vanguard Short-Term Bond ETF	1,826	147,030
Vanguard Total Bond Market ETF	7,378	615,104

		932,781

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–21.14%
iShares Core MSCI Emerging Markets ETF	2,025	$97,868
iShares International Developed Real Estate ETF	1,547	48,034
Vanguard FTSE Developed Markets ETF	9,680	385,554

		531,456

International Fixed Income Fund–3.87%
SPDR® Barclays International Treasury Bond ETF	1,834	97,422

		97,422

Money Market Fund–3.51%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	88,355	88,355

		88,355

Total Investment Companies (Cost $2,427,186)		2,517,356

TOTAL VALUE OF SECURITIES–100.11% (Cost $2,427,186)	2,517,356
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.11%)	(2,802)

NET ASSETS APPLICABLE TO 242,459 SHARES OUTSTANDING–100.00%	$2,514,554

NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK MODERATE FUND CLASS A ($405,217 / 39,090 Shares)	$10.37
NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK MODERATE FUND CLASS C ($10,527 / 1,016 Shares)	$10.36
NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK MODERATE FUND CLASS I ($2,098,810 / 202,353 Shares)	$10.37

COMPONENTS OF NET ASSETS AT MARCH 31, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$2,445,726
Undistributed net investment income	2,355
Accumulated net realized loss on investments	(23,697)
Net unrealized appreciation of investments and derivatives	90,170

Total net assets	$2,514,554

†	Non-income producing for the period.

Net Asset Value and Offering Price Per Share–Presidential® Managed Risk Moderate Fund
Net asset value Class A (amount which would be paid upon redemption or repurchase of shares)	$10.37
Sales charge (5.75% of offering price) (see current prospectus for purchases of $50,000 or more)	0.63

Offering price	$11.00

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR®–Standard & Poor’s Depositary Receipts

TIPS–Treasury Inflation–Protected Securities

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–14

Presidential® Managed Risk Funds

Statements of Operations

Six Months Ended March 31, 2015 (unaudited)

	Presidential® Managed Risk 2010 Fund	Presidential® Managed Risk 2020 Fund	Presidential® Managed Risk 2030 Fund	Presidential® Managed Risk 2040 Fund	Presidential® Managed Risk 2050 Fund	Presidential® Managed Risk Moderate Fund
INVESTMENT INCOME:
Dividends	$143,971	$186,576	$96,871	$85,313	$48,430	$24,291

EXPENSES:
Accounting and administration expenses	54,791	64,976	40,696	36,632	27,559	20,993
Management fees	33,248	41,601	21,120	17,850	10,336	4,946
Distribution fees-Class A	20,622	25,109	12,781	7,423	2,748	488
Distribution fees-Class C	29	31	31	31	32	26
Registration fees	19,134	19,796	18,347	17,935	17,387	11,961
Shareholder servicing fees	12,468	15,601	7,920	6,694	3,876	1,855
Professional fees	12,208	13,302	11,008	10,095	9,433	9,105
Transfer agent fees and expenses	11,863	11,847	11,857	11,852	11,852	11,864
Reports and statements to shareholders	6,774	7,340	5,634	4,224	3,564	161
Service fees	3,418	3,467	3,345	3,330	3,286	4,905
Custodian fees	2,803	2,802	2,361	1,694	1,164	567
Consulting fees	803	802	1,119	1,349	1,531	1,550
Trustees’ fees and expenses	173	244	95	89	75	8
Pricing fees	136	136	139	137	134	120
Other	1,193	1,324	1,140	1,118	1,054	1,056

	179,663	208,378	137,593	120,453	94,031	69,605
Less expenses reimbursed	(96,672)	(105,236)	(85,181)	(79,530)	(71,871)	(59,817)
Less management fees waived	(8,312)	(10,400)	(5,280)	(4,463)	(2,584)	(1,237)

Total operating expenses	74,679	92,742	47,132	36,460	19,576	8,551

NET INVESTMENT INCOME	69,292	93,834	49,739	48,853	28,854	15,740

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	81,467	51,144	118,210	45,414	67,293	10,725
Distributions from investment companies	17,079	16,951	7,945	4,453	841	2,323
Foreign currencies	(10,293)	(15,438)	(8,477)	(7,040)	(4,899)	(432)
Futures contracts	8,924	28,560	6,926	(30,682)	(11,897)	(32,890)

Net realized gain (loss)	97,177	81,217	124,604	12,145	51,338	(20,274)

Net change in unrealized appreciation (depreciation) of:
Investments	245,122	454,690	84,368	168,396	66,829	37,975
Futures contracts	(34,787)	(53,916)	(24,658)	(22,566)	(19,110)	658

Net change in unrealized appreciation (depreciation)	210,335	400,774	59,710	145,830	47,719	38,633

NET REALIZED AND UNREALIZED GAIN	307,512	481,991	184,314	157,975	99,057	18,359

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$376,804	$575,825	$234,053	$206,828	$127,911	$34,099

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–15

Presidential® Managed Risk Funds

Statements of Changes in Net Assets

	Presidential® Managed Risk 2010 Fund		Presidential® Managed Risk 2020 Fund		Presidential® Managed Risk 2030 Fund
	Six Months Ended 3/31/15 (Unaudited)	Year Ended 9/30/14	Six Months Ended 3/31/15 (Unaudited)	Year Ended 9/30/14	Six Months Ended 3/31/15 (Unaudited)	Year Ended 9/30/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$69,292	$221,821	$93,834	$288,161	$49,739	$174,737
Net realized gain (loss)	97,177	13,448	81,217	(129,838)	124,604	114,711
Net change in unrealized appreciation (depreciation)	210,335	606,766	400,774	1,018,372	59,710	503,431

Net increase in net assets resulting from operations	376,804	842,035	575,825	1,176,695	234,053	792,879

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(194,311)	(152,406)	(247,139)	(181,374)	(145,579)	(114,247)
Class C	(111)	(110)	(124)	(104)	(142)	(111)
Class I	(1,645)	(34,092)	(10,841)	(39,256)	(5,308)	(36,586)
Net realized gain:
Class A	(220,029)	—	(80,732)	—	(227,034)	—
Class C	(158)	—	(50)	—	(269)	—
Class I	(1,535)	—	(2,951)	—	(7,024)	—

	(417,789)	(186,608)	(341,837)	(220,734)	(385,356)	(150,944)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class A	3,257,276	5,980,100	3,498,052	6,613,992	1,373,033	2,766,401
Class I	8,767	18,328	51,583	242,100	18,885	77,068
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	414,340	152,406	327,871	181,374	372,613	114,247
Class C	269	110	174	104	411	111
Class I	3,180	34,092	13,792	39,256	12,332	36,586

	3,683,832	6,185,036	3,891,472	7,076,826	1,777,274	2,994,413

Cost of shares redeemed:
Class A	(1,799,068)	(3,797,591)	(2,239,304)	(2,988,453)	(1,829,315)	(2,411,387)
Class I	(65,084)	(2,400,786)	(142,202)	(2,562,714)	(3,425)	(2,465,791)

	(1,864,152)	(6,198,377)	(2,381,506)	(5,551,167)	(1,832,740)	(4,877,178)

Net increase (decrease) in net assets derived from capital share transactions	1,819,680	(13,341)	1,509,966	1,525,659	(55,466)	(1,882,765)

NET INCREASE (DECREASE) IN NET ASSETS	1,778,695	642,086	1,743,954	2,481,620	(206,769)	(1,240,830)
NET ASSETS:
Beginning of period	15,809,395	15,167,309	20,051,198	17,569,578	10,649,553	11,890,383

End of period	$17,588,090	$15,809,395	$21,795,152	$20,051,198	$10,442,784	$10,649,553

Undistributed net investment income	$4,199	$130,974	$13,255	$177,525	$2,980	$104,270

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–16

Presidential® Managed Risk Funds

Statements of Changes in Net Assets (continued)

	Presidential® Managed Risk 2040 Fund		Presidential® Managed Risk 2050 Fund		Presidential® Managed Risk Moderate Fund
	Six Months Ended 3/31/15 (Unaudited)	Year Ended 9/30/14	Six Months Ended 3/31/15 (Unaudited)	Year Ended 9/30/14	Six Months Ended 3/31/15 (Unaudited)	11/1/13* to 9/30/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$48,853	$128,982	$28,854	$83,988	$15,740	$34,672
Net realized gain (loss)	12,145	(117,743)	51,338	(77,683)	(20,274)	(1,759)
Net change in unrealized appreciation (depreciation)	145,830	523,564	47,719	327,797	38,633	51,537

Net increase in net assets resulting from operations	206,828	534,803	127,911	334,102	34,099	84,450

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(74,083)	(65,529)	(26,947)	(27,610)	(4,554)	(61)
Class C	(126)	(121)	(132)	(142)	(99)	(56)
Class I	(44,536)	(40,979)	(45,826)	(45,178)	(29,692)	(12,906)
Net realized gain:
Class A	—	—	—	—	(370)	—
Class C	—	—	—	—	(10)	—
Class I	—	—	—	—	(1,993)	—

	(118,745)	(106,629)	(72,905)	(72,930)	(36,718)	(13,023)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class A	809,462	1,768,642	484,194	626,958	23,003	409,029
Class C	—	—	—	—	—	10,000
Class I	72,027	99,928	49,408	135,582	—	1,979,961
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	74,083	65,528	26,947	27,610	4,924	61
Class C	126	121	132	142	109	56
Class I	44,536	40,979	45,826	45,178	31,685	12,906

	1,000,234	1,975,198	606,507	835,470	59,721	2,412,013

Cost of shares redeemed:
Class A	(625,749)	(854,653)	(505,230)	(303,017)	(7,424)	(18,564)
Class I	(47,456)	(84,878)	(117,596)	(21,578)	—	—

	(673,205)	(939,531)	(622,826)	(324,595)	(7,424)	(18,564)

Net increase (decrease) in net assets derived from capital share transactions	327,029	1,035,667	(16,319)	510,875	52,297	2,393,449

NET INCREASE IN NET ASSETS	415,112	1,463,841	38,687	772,047	49,678	2,464,876
NET ASSETS:
Beginning of period	8,948,423	7,484,582	5,324,795	4,552,748	2,464,876	—

End of period	$9,363,535	$8,948,423	$5,363,482	$5,324,795	$2,514,554	$2,464,876

Undistributed net investment income	$10,705	$80,597	$7,581	$51,632	$2,355	$20,960

*	Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–17

Presidential® Managed Risk 2010 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2010 Fund Class A

	Six Months Ended 3/31/15[1] (unaudited)	Year Ended		11/2/11[2] to 9/30/12
		9/30/14	9/30/13

Net asset value, beginning of period	$11.56	$11.10	$10.58	$10.00

Income from investment operations:
Net investment income[3]	0.05	0.15	0.13	0.17
Net realized and unrealized gain	0.22	0.44	0.48	0.52

Total from investment operations	0.27	0.59	0.61	0.69

Less dividends and distributions from:
Net investment income	(0.14)	(0.13)	(0.08)	(0.11)
Net realized gain	(0.15)	—	(0.01)	—

Total dividends and distributions	(0.29)	(0.13)	(0.09)	(0.11)

Net asset value, end of period	$11.54	$11.56	$11.10	$10.58

Total return[4]	2.36%	5.38%	5.78%	6.95%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$17,509	$15,677	$12,812	$5,592
Ratio of expenses to average net assets[5]	0.90%	0.90%	0.90%	0.86%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	2.16%	2.11%	2.56%	5.41%
Ratio of net investment income to average net assets	0.83%	1.35%	1.18%	1.79%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.43% )	0.14%	(0.48% )	(2.76% )
Portfolio turnover	16%	48%	36%	42%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–18

Presidential® Managed Risk 2010 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2010 Fund Class C

	Six Months Ended 3/31/15[1] (unaudited)	Year Ended		11/2/11[2] to 9/30/12
		9/30/14	9/30/13

Net asset value, beginning of period	$11.53	$11.07	$10.58	$10.00

Income from investment operations:
Net investment income[3]	0.03	0.13	0.10	0.14
Net realized and unrealized gain	0.22	0.44	0.47	0.53

Total from investment operations	0.25	0.57	0.57	0.67

Less dividends and distributions from:
Net investment income	(0.11)	(0.11)	(0.07)	(0.09)
Net realized gain	(0.15)	—	(0.01)	—

Total dividends and distributions	(0.26)	(0.11)	(0.08)	(0.09)

Net asset value, end of period	$11.52	$11.53	$11.07	$10.58

Total return[4]	2.21%	5.16%	5.39%	6.76%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12	$12	$11	$11
Ratio of expenses to average net assets[5]	1.15%	1.15%	1.15%	1.11%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	2.41%	2.36%	2.81%	5.66%
Ratio of net investment income to average net assets	0.58%	1.10%	0.93%	1.54%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.68% )	(0.11% )	(0.73% )	(3.01% )
Portfolio turnover	16%	48%	36%	42%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–19

Presidential® Managed Risk 2010 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2010 Fund Class I

	Six Months Ended 3/31/15[1] (unaudited)	Year Ended		11/2/11[2] to 9/30/12
		9/30/14	9/30/13

Net asset value, beginning of period	$11.58	$11.12	$10.58	$10.00

Income from investment operations:
Net investment income[3]	0.06	0.18	0.15	0.19
Net realized and unrealized gain	0.22	0.44	0.48	0.53

Total from investment operations	0.28	0.62	0.63	0.72

Less dividends and distributions from:
Net investment income	(0.17)	(0.16)	(0.08)	(0.14)
Net realized gain	(0.15)	—	(0.01)	—

Total dividends and distributions	(0.32)	(0.16)	(0.09)	(0.14)

Net asset value, end of period	$11.54	$11.58	$11.12	$10.58

Total return[4]	2.44%	5.64%	6.00%	7.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$67	$120	$2,344	$2,122
Ratio of expenses to average net assets[5]	0.65%	0.65%	0.65%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.91%	1.86%	2.31%	5.16%
Ratio of net investment income to average net assets	1.08%	1.60%	1.43%	2.04%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.18% )	0.39%	(0.23% )	(2.51% )
Portfolio turnover	16%	48%	36%	42%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–20

Presidential® Managed Risk 2020 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2020 Fund Class A

	Six Months Ended 3/31/15[1] (unaudited)	Year Ended			11/2/11[2] to 9/30/12
		9/30/14	9/30/13

Net asset value, beginning of period	$11.84	$11.27	$10.57		$10.00

Income from investment operations:
Net investment income[3]	0.05	0.16	0.13		0.18
Net realized and unrealized gain	0.27	0.54	0.65		0.51

Total from investment operations	0.32	0.70	0.78		0.69

Less dividends and distributions from:
Net investment income	(0.15)	(0.13)	(0.08)		(0.12)
Net realized gain	(0.05)	—	—	[4]	—

Total dividends and distributions	(0.20)	(0.13)	(0.08)		(0.12)

Net asset value, end of period	$11.96	$11.84	$11.27		$10.57

Total return[5]	2.71%	6.23%	7.41%		6.93%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$21,154	$19,338	$14,747		$4,415
Ratio of expenses to average net assets[6]	0.90%	0.90%	0.90%		0.86%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	2.01%	1.95%	2.56%		5.73%
Ratio of net investment income to average net assets	0.89%	1.39%	1.22%		1.93%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.22% )	0.34%	(0.44%	)	(2.94% )
Portfolio turnover	17%	38%	21%		29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain on investments distributions of $2,047 were made by the Fund’s Class A shares, which calculated to de minimus amounts of $0.00 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–21

Presidential® Managed Risk 2020 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2020 Fund Class C

	Six Months Ended 3/31/15[1] (unaudited)	Year Ended			11/2/11[2] to 9/30/12
		9/30/14	9/30/13

Net asset value, beginning of period	$11.81	$11.25	$10.57		$10.00

Income from investment operations:
Net investment income[3]	0.04	0.13	0.11		0.16
Net realized and unrealized gain	0.27	0.53	0.64		0.51

Total from investment operations	0.31	0.66	0.75		0.67

Less dividends and distributions from:
Net investment income	(0.12)	(0.10)	(0.07)		(0.10)
Net realized gain	(0.05)	—	—	[4]	—

Total dividends and distributions	(0.17)	(0.10)	(0.07)		(0.10)

Net asset value, end of period	$11.95	$11.81	$11.25		$10.57

Total return[5]	2.64%	5.91%	7.12%		6.74%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12	$12	$12		$11
Ratio of expenses to average net assets[6]	1.15%	1.15%	1.15%		1.11%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	2.26%	2.20%	2.81%		5.98%
Ratio of net investment income to average net assets	0.64%	1.14%	0.97%		1.68%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.47% )	0.09%	(0.69%	)	(3.19% )
Portfolio turnover	17%	38%	21%		29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain on investments distributions of $3 were made by the Fund’s Class C shares, which calculated to de minimus amounts of $0.00 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–22

Presidential® Managed Risk 2020 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2020 Fund Class I

	Six Months Ended 3/31/15[1] (unaudited)	Year Ended			11/2/11[2] to 9/30/12
		9/30/14	9/30/13

Net asset value, beginning of period	$11.86	$11.29	$10.57		$10.00

Income from investment operations:
Net investment income[3]	0.07	0.19	0.16		0.20
Net realized and unrealized gain	0.27	0.54	0.64		0.51

Total from investment operations	0.34	0.73	0.80		0.71

Less dividends and distributions from:
Net investment income	(0.18)	(0.16)	(0.08)		(0.14)
Net realized gain	(0.05)	—	—	[4]	—

Total dividends and distributions	(0.23)	(0.16)	(0.08)		(0.14)

Net asset value, end of period	$11.97	$11.86	$11.29		$10.57

Total return[5]	2.88%	6.48%	7.64%		7.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$629	$701	$2,811		$2,135
Ratio of expenses to average net assets[6]	0.65%	0.65%	0.65%		0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	1.76%	1.70%	2.31%		5.48%
Ratio of net investment income to average net assets	1.14%	1.64%	1.47%		2.18%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.03%	0.59%	(0.19%	)	(2.69% )
Portfolio turnover	17%	38%	21%		29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain on investments distributions of $607 were made by the Fund’s Class I shares, which calculated to de minimus amounts of $0.00 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–23

Presidential® Managed Risk 2030 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2030 Fund Class A

	Six Months Ended 3/31/15[1] (unaudited)	Year Ended		11/2/11[2] to 9/30/12
		9/30/14	9/30/13

Net asset value, beginning of period	$11.89	$11.31	$10.51	$10.00

Income from investment operations:
Net investment income[3]	0.06	0.16	0.14	0.18
Net realized and unrealized gain	0.20	0.56	0.73	0.45

Total from investment operations	0.26	0.72	0.87	0.63

Less dividends and distributions from:
Net investment income	(0.17)	(0.14)	(0.07)	(0.12)
Net realized gain	(0.26)	—	—	—

Total dividends and distributions	(0.43)	(0.14)	(0.07)	(0.12)

Net asset value, end of period	$11.72	$11.89	$11.31	$10.51

Total return[4]	2.22%	6.37%	8.30%	6.36%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,094	$10,324	$9,373	$2,015
Ratio of expenses to average net assets[5]	0.90%	0.90%	0.90%	0.85%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	2.61%	2.32%	3.05%	6.90%
Ratio of net investment income to average net assets	0.93%	1.37%	1.25%	1.94%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.78% )	(0.05% )	(0.90% )	(4.11% )
Portfolio turnover	17%	32%	32%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–24

Presidential® Managed Risk 2030 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2030 Fund Class C

	Six Months Ended 3/31/15[1] (unaudited)	Year Ended		11/2/11[2] to 9/30/12
		9/30/14	9/30/13

Net asset value, beginning of period	$11.86	$11.29	$10.50	$10.00

Income from investment operations:
Net investment income[3]	0.04	0.13	0.11	0.16
Net realized and unrealized gain	0.21	0.55	0.74	0.44

Total from investment operations	0.25	0.68	0.85	0.60

Less dividends and distributions from:
Net investment income	(0.14)	(0.11)	(0.06)	(0.10)
Net realized gain	(0.26)	—	—	—

Total dividends and distributions	(0.40)	(0.11)	(0.06)	(0.10)

Net asset value, end of period	$11.71	$11.86	$11.29	$10.50

Total return[4]	2.15%	6.03%	8.12%	6.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12	$12	$11	$11
Ratio of expenses to average net assets[5]	1.15%	1.15%	1.15%	1.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	2.86%	2.57%	3.30%	7.15%
Ratio of net investment income to average net assets	0.68%	1.12%	1.00%	1.69%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.03% )	(0.30% )	(1.15% )	(4.36% )
Portfolio turnover	17%	32%	32%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–25

Presidential® Managed Risk 2030 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2030 Fund Class I

	Six Months Ended 3/31/15[1] (unaudited)	Year Ended		11/2/11[2] to 9/30/12
		9/30/14	9/30/13

Net asset value, beginning of period	$11.91	$11.33	$10.50	$10.00

Income from investment operations:
Net investment income[3]	0.07	0.19	0.16	0.20
Net realized and unrealized gain	0.21	0.56	0.74	0.45

Total from investment operations	0.28	0.75	0.90	0.65

Less dividends and distributions from:
Net investment income	(0.20)	(0.17)	(0.07)	(0.15)
Net realized gain	(0.26)	—	—	—

Total dividends and distributions	(0.46)	(0.17)	(0.07)	(0.15)

Net asset value, end of period	$11.73	$11.91	$11.33	$10.50

Total return[4]	2.40%	6.61%	8.64%	6.54%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$337	$314	$2,506	$2,110
Ratio of expenses to average net assets[5]	0.65%	0.65%	0.65%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	2.36%	2.07%	2.80%	6.65%
Ratio of net investment income to average net assets	1.18%	1.62%	1.50%	2.19%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.53% )	0.20%	(0.65% )	(3.86% )
Portfolio turnover	17%	32%	32%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–26

Presidential® Managed Risk 2040 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2040 Fund Class A

	Six Months Ended 3/31/15[1] (unaudited)	Year Ended			11/2/11[2] to 9/30/12
		9/30/14	9/30/13

Net asset value, beginning of period	$12.21	$11.57	$10.54		$10.00

Income from investment operations:
Net investment income[3]	0.06	0.17	0.15		0.20
Net realized and unrealized gain	0.21	0.62	0.95		0.47

Total from investment operations	0.27	0.79	1.10		0.67

Less dividends and distributions from:
Net investment income	(0.15)	(0.15)	(0.07)		(0.13)
Net realized gain	—	—	—	[4]	—

Total dividends and distributions	(0.15)	(0.15)	(0.07)		(0.13)

Net asset value, end of period	$12.33	$12.21	$11.57		$10.54

Total return[5]	2.26%	6.83%	10.56%		6.82%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,305	$5,985	$4,729		$898
Ratio of expenses to average net assets[6]	0.90%	0.90%	0.90%		0.85%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	2.78%	2.70%	3.96%		7.81%
Ratio of net investment income to average net assets	1.01%	1.43%	1.35%		2.07%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.87% )	(0.37% )	(1.71%	)	(4.89% )
Portfolio turnover	14%	22%	26%		29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain on investments distributions of $252 were made by the Fund’s Class A shares, which calculated to de minimus amounts of $0.00 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–27

Presidential® Managed Risk 2040 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2040 Fund Class C

	Six Months Ended 3/31/15[1] (unaudited)	Year Ended			11/2/11[2] to 9/30/12
		9/30/14	9/30/13

Net asset value, beginning of period	$12.18	$11.55	$10.54		$10.00

Income from investment operations:
Net investment income[3]	0.05	0.14	0.12		0.17
Net realized and unrealized gain	0.21	0.61	0.96		0.48

Total from investment operations	0.26	0.75	1.08		0.65

Less dividends and distributions from:
Net investment income	(0.12)	(0.12)	(0.07)		(0.11)
Net realized gain	—	—	—	[4]	—

Total dividends and distributions	(0.12)	(0.12)	(0.07)		(0.11)

Net asset value, end of period	$12.32	$12.18	$11.55		$10.54

Total return[5]	2.17%	6.50%	10.28%		6.60%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13	$12	$12		$11
Ratio of expenses to average net assets[6]	1.15%	1.15%	1.15%		1.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	3.03%	2.95%	4.21%		8.06%
Ratio of net investment income to average net assets	0.76%	1.18%	1.10%		1.82%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.12% )	(0.62% )	(1.96%	)	(5.14% )
Portfolio turnover	14%	22%	26%		29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain on investments distributions of $1 were made by the Fund’s Class C shares, which calculated to de minimus amounts of $0.00 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–28

Presidential® Managed Risk 2040 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2040 Fund Class I
	Six Months Ended 3/31/15[1] (unaudited)	Year Ended			11/2/11[2] to 9/30/12
		9/30/14	9/30/13

Net asset value, beginning of period	$12.23	$11.59	$10.54		$10.00

Income from investment operations:
Net investment income[3]	0.08	0.20	0.18		0.22
Net realized and unrealized gain	0.21	0.62	0.95		0.48

Total from investment operations	0.29	0.82	1.13		0.70

Less dividends and distributions from:
Net investment income	(0.18)	(0.18)	(0.08)		(0.16)
Net realized gain	—	—	—	[4]	—

Total dividends and distributions	(0.18)	(0.18)	(0.08)		(0.16)

Net asset value, end of period	$12.34	$12.23	$11.59		$10.54

Total return[5]	2.42%	7.08%	10.80%		7.09%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,046	$2,951	$2,744		$2,132
Ratio of expenses to average net assets[6]	0.65%	0.65%	0.65%		0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	2.53%	2.45%	3.71%		7.56%
Ratio of net investment income to average net assets	1.26%	1.68%	1.60%		2.32%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.62% )	(0.12)	(1.46%	)	(4.64% )
Portfolio turnover	14%	22%	26%		29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain on investments distributions of $202 were made by the Fund’s Class I shares, which calculated to de minimus amounts of $0.00 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–29

Presidential® Managed Risk 2050 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2050 Fund Class A

	Six Months Ended 3/31/15[1] (unaudited)	Year Ended		11/2/11[2] to 9/30/12
		9/30/14	9/30/13

Net asset value, beginning of period	$12.30	$11.64	$10.46	$10.00

Income from investment operations:
Net investment income[3]	0.06	0.19	0.16	0.22
Net realized and unrealized gain	0.23	0.64	1.12	0.38

Total from investment operations	0.29	0.83	1.28	0.60

Less dividends and distributions from:
Net investment income	(0.16)	(0.17)	(0.10)	(0.14)

Total dividends and distributions	(0.16)	(0.17)	(0.10)	(0.14)

Net asset value, end of period	$12.43	$12.30	$11.64	$10.46

Total return[4]	2.37%	7.13%	12.31%	6.10%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,370	$2,336	$1,877	$266
Ratio of expenses to average net assets[5]	0.90%	0.90%	0.90%	0.84%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	3.78%	3.60%	5.11%	8.34%
Ratio of net investment income to average net assets	0.98%	1.53%	1.42%	2.32%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.90% )	(1.17% )	(2.79% )	(5.18% )
Portfolio turnover	17%	18%	25%	29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–30

Presidential® Managed Risk 2050 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2050 Fund Class C

	Six Months Ended 3/31/15[1] (unaudited)	Year Ended		11/2/11[2] to 9/30/12
		9/30/14	9/30/13

Net asset value, beginning of period	$12.27	$11.61	$10.46	$10.00

Income from investment operations:
Net investment income[3]	0.04	0.16	0.13	0.19
Net realized and unrealized gain	0.24	0.64	1.11	0.39

Total from investment operations	0.28	0.80	1.24	0.58

Less dividends and distributions from:
Net investment income	(0.13)	(0.14)	(0.09)	(0.12)

Total dividends and distributions	(0.13)	(0.14)	(0.09)	(0.12)

Net asset value, end of period	$12.42	$12.27	$11.61	$10.46

Total return[4]	2.28%	6.90%	11.95%	5.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13	$13	$12	$10
Ratio of expenses to average net assets[5]	1.15%	1.15%	1.15%	1.09%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	4.03%	3.85%	5.36%	8.59%
Ratio of net investment income to average net assets	0.73%	1.28%	1.17%	2.07%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(2.15% )	(1.42% )	(3.04% )	(5.43% )
Portfolio turnover	17%	18%	25%	29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–31

Presidential® Managed Risk 2050 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2050 Fund Class I

	Six Months Ended 3/31/15[1] (unaudited)	Year Ended		11/2/11[2] to 9/30/12
		9/30/14	9/30/13

Net asset value, beginning of period	$12.32	$11.66	$10.46	$10.00

Income from investment operations:
Net investment income[3]	0.08	0.22	0.18	0.24
Net realized and unrealized gain	0.23	0.64	1.13	0.38

Total from investment operations	0.31	0.86	1.31	0.62

Less dividends and distributions from:
Net investment income	(0.19)	(0.20)	(0.11)	(0.16)

Total dividends and distributions	(0.19)	(0.20)	(0.11)	(0.16)

Net asset value, end of period	$12.44	$12.32	$11.66	$10.46

Total return[4]	2.54%	7.38%	12.59%	6.33%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,980	$2,976	$2,664	$2,185
Ratio of expenses to average net assets[5]	0.65%	0.65%	0.65%	0.59%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	3.53%	3.35%	4.86%	8.09%
Ratio of net investment income to average net assets	1.23%	1.78%	1.67%	2.57%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.65% )	(0.92% )	(2.54% )	(4.93% )
Portfolio turnover	17%	18%	25%	29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–32

Presidential® Managed Risk Moderate Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk Moderate Fund Class A

	Six Months Ended 3/31/15[1] (unaudited)	11/1/13[2] to 9/30/14

Net asset value, beginning of period	$10.37	$10.00

Income from investment operations:
Net investment income[3]	0.06	0.15
Net realized and unrealized gain	0.07	0.28

Total from investment operations	0.13	0.43

Less dividends and distributions from:
Net investment income	(0.12)	(0.06)
Net realized gain	(0.01)	—

Total dividends and distributions	(0.13)	(0.06)

Net asset value, end of period	$10.37	$10.37

Total return[4]	1.29%	4.33%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$405	$385
Ratio of expenses to average net assets[5]	0.90%	0.89%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	5.84%	8.85%
Ratio of net investment income to average net assets	1.07%	1.52%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(3.87% )	(6.44% )
Portfolio turnover	12%	16%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–33

Presidential® Managed Risk Moderate Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk Moderate Fund Class C

	Six Months Ended 3/31/15[1] (unaudited)	11/1/13[2] to 9/30//14

Net asset value, beginning of period	$10.35	$10.00

Income from investment operations:
Net investment income[3]	0.04	0.12
Net realized and unrealized gain	0.08	0.29

Total from investment operations	0.12	0.41

Less dividends and distributions from:
Net investment income	(0.10)	(0.06)
Net realized gain	(0.01)	—

Total dividends and distributions	(0.11)	(0.06)

Net asset value, end of period	$10.36	$10.35

Total return[4]	1.15%	4.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11	$10
Ratio of expenses to average net assets[5]	1.15%	1.14%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	6.09%	9.10%
Ratio of net investment income to average net assets	0.82%	1.27%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(4.12% )	(6.69% )
Portfolio turnover	12%	16%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–34

Presidential® Managed Risk Moderate Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk Moderate Fund Class I

	Six Months Ended 3/31/15[1] (unaudited)	11/1/13[2] to 9/30/14

Net asset value, beginning of period	$10.39	$10.00

Income from investment operations:
Net investment income[3]	0.07	0.17
Net realized and unrealized gain	0.07	0.29

Total from investment operations	0.14	0.46

Less dividends and distributions from:
Net investment income	(0.15)	(0.07)
Net realized gain	(0.01)	—

Total dividends and distributions	(0.16)	(0.07)

Net asset value, end of period	$10.37	$10.39

Total return[4]	1.35%	4.57%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,099	$2,070
Ratio of expenses to average net assets[5]	0.65%	0.64%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	5.59%	8.60%
Ratio of net investment income to average net assets	1.32%	1.77%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(3.62% )	(6.19% )
Portfolio turnover	12%	16%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–35

Presidential® Managed Risk Funds

Notes to Financial Statements

March 31, 2015 (unaudited)

Lincoln Advisors Trust (LAT or the Trust) is organized as a Delaware statutory trust and consists of 6 series (Series). Each series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to: Presidential® Managed Risk 2010 Fund, Presidential® Managed Risk 2020 Fund, Presidential® Managed Risk 2030 Fund, Presidential® Managed Risk 2040 Fund, Presidential® Managed Risk 2050 Fund and Presidential® Managed Risk Moderate Fund (each, a Fund, and collectively, the Funds). The Trust is an open-end investment company. The Funds are considered non-diversified under the Investment Company Act of 1940 and offer Class A, Class C and Class I shares. The Class A shares and Class C shares are subject to a distribution and service (Rule 12b-1) fee. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first eighteen months. Class C shares are normally subject to a CDSC of 0.50% if redeemed during the first twelve months from the initial purchase. Class I shares are not subject to a sales charge. The Funds’ shares are available only to investors purchasing through The Lincoln National Life Insurance Company (Lincoln Life) affiliates.

Each Fund operates under a fund of funds structure and invests a significant portion of its assets in investment companies, including exchange-traded funds (ETFs) and mutual funds that are advised by non-affiliated managers (collectively, the Underlying Funds). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds will employ a passive investment style (i.e., index funds). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments, and employ an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Presidential® Managed Risk 2010 Fund, Presidential® Managed Risk 2020 Fund, Presidential® Managed Risk 2030 Fund, Presidential® Managed Risk 2040 Fund and Presidential® Managed Risk 2050 Fund are target-date funds, which are designed for investors planning to retire close to the year indicated in the name of the Fund. The investment objective of the target-date funds is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation.

The investment objective of the Presidential® Managed Risk Moderate Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–ETFs, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The Funds value Underlying Funds that are open-end Funds at their published net asset value (NAV) computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken on federal income tax returns for all open tax years (September 30, 2012-September 30, 2014), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, each Fund recognizes interest accrued to unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended March 31, 2015, the Funds did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments which is due to changes in the foreign exchange rates from that

Presidential® Managed Risk Funds–36

Presidential® Managed Risk Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

which is due to changes in market prices. Both types of changes in gain / loss are included with the net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–Each Fund is an investment company in conformity with U.S. GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended March 31, 2015.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio, and providing certain administrative services to each Fund. For its services, LIAC receives a management fee at an annual rate of 0.40% of the average daily net assets of each Fund. This fee is in addition to the management fees indirectly paid to the investment advisers of the Underlying Funds.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of each Fund’s average daily net assets. In addition, LIAC has also contractually agreed to reimburse each Fund to the extent that the total annual operating expenses (excluding Underlying Fund fees and expenses and shareholder services fees) exceed 0.50% of each Fund’s average daily net assets for Class I (0.75% for Class A and 1.00% for Class C). These agreements will continue at least through January 28, 2016, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administration and internal legal services, which are included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended March 31, 2015, costs for these administrative and legal services amounted as follows:

	Presidential® Managed Risk 2010 Fund	Presidential® Managed Risk 2020 Fund	Presidential® Managed Risk 2030 Fund	Presidential® Managed Risk 2040 Fund	Presidential® Managed Risk 2050 Fund	Presidential® Managed Risk Moderate Fund
Administration	$31,303	$39,301	$20,201	$17,009	$9,872	$4,712
Legal	8,431	10,599	5,455	4,592	2,667	1,272

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended March 31, 2015, each Fund reimbursed Lincoln Life for the cost of these services as follows:

	Presidential® Managed Risk 2010 Fund	Presidential® Managed Risk 2020 Fund	Presidential® Managed Risk 2030 Fund	Presidential® Managed Risk 2040 Fund	Presidential® Managed Risk 2050 Fund	Presidential® Managed Risk Moderate Fund
Trading operation	$53	$69	$37	$29	$18	$9

Pursuant to a distribution and service plan, the Funds are authorized to pay service organizations, including affiliates of LIAC, out of the assets of the Class A shares and Class C shares, an annual fee (Plan Fee) not to exceed 0.30% of average daily net assets of the Class A shares and 1.00% of average daily net assets of the Class C shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Class A shares and 0.50% of the Class C shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Class I shares.

Presidential® Managed Risk Funds–37

Presidential® Managed Risk Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

In addition to the Plan Fee, the Funds may pay a Servicing Fee to parties who perform certain shareholder services such as recordkeeping, maintaining shareholder accounts and other client and communication services. The Servicing Fee cannot exceed 0.25% of daily average net assets. The Funds pay Lincoln Retirement Services Company (LRSC), a wholly owned subsidiary of Lincoln Life, a Servicing Fee of 0.15%.

In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At March 31, 2015, the Funds had receivables due from or liabilities payable to affiliates as follows:

	Presidential® Managed Risk 2010 Fund	Presidential® Managed Risk 2020 Fund	Presidential® Managed Risk 2030 Fund	Presidential® Managed Risk 2040 Fund	Presidential® Managed Risk 2050 Fund	Presidential® Managed Risk Moderate Fund
Expense reimbursement receivable from LIAC	$24,499	$26,675	$19,687	$18,437	$15,838	$15,337
Management fees payable to LIAC	4,456	5,530	2,654	2,341	1,348	640
Distribution fees payable to LFD	3,697	4,469	2,143	1,308	494	90
Servicing fees payable to LRSC	2,228	2,765	1,327	1,171	674	320

Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.

At March 31, 2015, Lincoln Life directly owned the following percentages of the below Funds’ shares:

	Presidential® Managed Risk 2010 Fund	Presidential® Managed Risk 2020 Fund	Presidential® Managed Risk 2030 Fund	Presidential® Managed Risk 2040 Fund	Presidential® Managed Risk 2050 Fund	Presidential® Managed Risk Moderate Fund
Class C	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Class I	18.10%	—	3.69%	84.58%	87.58%	100.00%

3. Investments

For the six months ended March 31, 2015, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Presidential® Managed Risk 2010 Fund	Presidential® Managed Risk 2020 Fund	Presidential® Managed Risk 2030 Fund	Presidential® Managed Risk 2040 Fund	Presidential® Managed Risk 2050 Fund	Presidential® Managed Risk Moderate Fund
Purchases	$4,022,656	$4,578,551	$1,707,991	$1,288,440	$821,140	$290,924
Sales	2,588,938	3,393,847	2,161,890	1,232,727	950,475	280,978

At March 31, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2015, the cost of investments and unrealized appreciation (depreciation) were as follows:

	Presidential®	Presidential®	Presidential®	Presidential®	Presidential®	Presidential®
	Managed Risk	Managed Risk	Managed Risk	Managed Risk	Managed Risk	Managed Risk
	2010 Fund	2020 Fund	2030 Fund	2040 Fund	2050 Fund	Moderate Fund
Cost of investments	$15,576,976	$19,218,059	$8,759,364	$7,761,615	$4,224,520	$2,427,186

Aggregate unrealized appreciation	$ 1,958,284	$ 2,774,130	$1,655,056	$1,546,798	$1,090,287	$ 127,742
Aggregate unrealized depreciation	(106,260)	(99,307)	(79,372)	(73,380)	(32,641)	(37,572)

Net unrealized appreciation	$ 1,852,024	$ 2,674,823	$1,575,684	$1,473,418	$1,057,646	$ 90,170

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

Presidential® Managed Risk Funds–38

Presidential® Managed Risk Funds

Notes to Financial Statements (continued)

3. Investments (continued)

Losses incurred that will be carried forward under the Act are as follows:

	Presidential® Managed Risk 2040 Fund	Presidential® Managed Risk 2050 Fund
Loss carryforward character:
Short-term	$ —	$11,096
Long-term	19,965	28,318

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs.) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of March 31, 2015:

	Presidential®	Presidential®	Presidential®	Presidential®	Presidential®	Presidential®
	Managed Risk	Managed Risk	Managed Risk	Managed Risk	Managed Risk	Managed Risk
Level 1	2010 Fund	2020 Fund	2030 Fund	2040 Fund	2050 Fund	Moderate Fund
Investment Companies	$17,429,000	$21,892,882	$10,335,048	$9,235,033	$5,282,166	$2,517,356

Futures Contracts	$(18,657)	$(31,739)	$(12,792)	$(11,376)	$(9,678)	$—

There were no Level 3 investments at the beginning or end of the period.

During the six months ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Funds’ policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

Presidential® Managed Risk Funds–39

Presidential® Managed Risk Funds

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Presidential® Managed Risk 2010 Fund		Presidential® Managed Risk 2020 Fund		Presidential® Managed Risk 2030 Fund
	Six Months Ended 3/31/15	Year Ended 9/30/14	Six Months Ended 3/31/15	Year Ended 9/30/14	Six Months Ended 3/31/15	Year Ended 9/30/14
Shares sold:
Class A	281,942	522,252	294,417	564,080	116,429	235,006
Class I	760	1,530	4,328	20,803	1,603	6,533
Shares issued upon reinvestment of dividends and distributions:
Class A	36,314	13,547	27,739	15,730	32,121	9,840
Class C	24	10	15	9	36	9
Class I	279	3,030	1,167	3,405	1,063	3,151

	319,319	540,369	327,666	604,027	151,252	254,539

Shares redeemed:
Class A	(156,596)	(334,210)	(187,595)	(254,590)	(155,911)	(205,087)
Class I	(5,668)	(205,044)	(12,033)	(214,042)	(285)	(204,472)

	(162,264)	(539,254)	(199,628)	(468,632)	(156,196)	(409,559)

Net increase (decrease)	157,055	1,115	128,038	135,395	(4,944)	(155,020)

	Presidential® Managed Risk 2040 Fund		Presidential® Managed Risk 2050 Fund		Presidential® Managed Risk Moderate Fund
	Six Months Ended 3/31/15	Year Ended 9/30/14	Six Months Ended 3/31/15	Year Ended 9/30/14	Six Months Ended 3/31/15	11/1/13* to 9/30/14
Shares sold:
Class A	66,228	146,526	39,345	51,439	2,250	38,850
Class C	—	—	—	—	—	1,000
Class I	5,854	8,263	4,021	11,096	—	198,000
Shares issued upon reinvestment of dividends and distributions:
Class A	6,077	5,479	2,205	2,287	479	9
Class C	10	10	10	12	10	6
Class I	3,653	3,426	3,750	3,743	3,079	1,274

	81,822	163,704	49,331	68,577	5,818	239,139

Shares redeemed:
Class A	(51,169)	(70,547)	(40,907)	(25,029)	(724)	(1,774)
Class I	(3,902)	(7,109)	(9,750)	(1,769)	—	—

	(55,071)	(77,656)	(50,657)	(26,798)	(724)	(1,774)

Net increase (decrease)	26,751	86,048	(1,326)	41,779	5,094	237,365

*Commencement of operations.

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–Each Fund may use futures in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses

Presidential® Managed Risk Funds–40

Presidential® Managed Risk Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Presidential® Managed Risk 2010 Fund

Fair values of derivative instruments as of March 31, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Currency contracts (Futures contracts)	Receivables and other assets net of liabilities.	$—	Receivables and other assets net of liabilities.	$(7,802)
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities.	—	Receivables and other assets net of liabilities.	(10,855)

Total		$—		$(18,657)

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$79,978	$(18,299)
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(71,054)	(16,488)

Total		$8,924	$(34,787)

Presidential® Managed Risk 2020 Fund

Fair values of derivative instruments as of March 31, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Currency contracts (Futures contracts)	Liabilities net of receivables and other assets	$—	Liabilities net of receivables and other assets	$(13,004)
Equity contracts (Futures contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(18,735)

Total		$—		$(31,739)

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$125,146	$(27,001)
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(96,586)	(26,915)

Total		$28,560	$(53,916)

Presidential® Managed Risk Funds–41

Presidential® Managed Risk Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

Presidential® Managed Risk 2030 Fund

Fair values of derivative instruments as of March 31, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Currency contracts (Futures contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(5,202)
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(7,590)

Total		$—		$(12,792)

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$59,669	$(12,200)
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(52,743)	(12,458)

Total		$6,926	$(24,658)

Presidential® Managed Risk 2040 Fund

Fair values of derivative instruments as of March 31, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Currency contracts (Futures contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(5,202)
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(6,174)

Total		$—		$(11,376)

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$59,669	$(12,200)
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(90,351)	(10,366)

Total		$(30,682)	$(22,566)

Presidential® Managed Risk Funds–42

Presidential® Managed Risk Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

Presidential® Managed Risk 2050 Fund

Fair values of derivative instruments as of March 31, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Currency contracts (Futures contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(5,202)
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(4,476)

Total		$—		$(9,678)

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$59,669	$(12,200)
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(71,566)	(6,910)

Total		$(11,897)	$(19,110)

Presidential® Managed Risk Moderate Fund

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(32,890)	$658

Presidential® Managed Risk Funds–43

Presidential® Managed Risk Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

Derivatives Generally–The table below summarizes the average balance of derivative holdings by each Fund during the six months ended March 31, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended March 31, 2015.

	Asset Derivative Volume Futures Contracts (Average Notional Value)	Liability Derivative Volume Futures Contracts (Average Notional Value)
Presidential® Managed Risk 2010 Fund	$—	$1,468,742
Presidential® Managed Risk 2020 Fund	—	2,195,013
Presidential® Managed Risk 2030 Fund	—	1,109,505
Presidential® Managed Risk 2040 Fund	—	1,092,574
Presidential® Managed Risk 2050 Fund	—	813,705
Presidential® Managed Risk Moderate Fund	129,038	34,924

6. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

Presidential® Managed Risk Funds–44

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               Lincoln Advisors Trust

By (Signature and Title)*         /s/ Daniel R. Hayes

Daniel R. Hayes, President

(principal executive officer)

Date    May 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Daniel R. Hayes

Daniel R. Hayes, President

(principal executive officer)

Date    May 13, 2015

By (Signature and Title)*         /s/ William P. Flory, Jr.

William P. Flory, Jr., Chief Accounting Officer

(principal financial officer)

Date    May 18, 2015

* Print the name and title of each signing officer under his or her signature.